Warrants - Issued and Outstanding (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 € / shares shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares
Number of warrants issued	18,352,893
Warrants outstanding	16,351,314		917,164
Fair Value | $	$ 6,235		$ 1,749
MARIADB CORPORATION AB [Member]
Number of warrants issued		9,607,720
Warrants outstanding			4,019,757	9,607,720
Fair Value | $			$ 1,749	$ 5,303
Kreos Rollover Warrant
Number of warrants issued	190,559
Purchase price per share | $ / shares	$ 2.28
Warrants outstanding	190,559		190,559
Fair Value | $	$ 417		$ 478
Series B Warrants [Member]
Purchase price per share | € / shares		€ 0.52
Series B Warrants [Member] | MARIADB CORPORATION AB [Member]
Number of warrants issued		835,185
Warrants outstanding			835,185	835,185
Fair Value | $			$ 478	$ 65
2017 Series C Warrants
Number of warrants issued	1,215,345
Purchase price per share | $ / shares	$ 0.04
Warrants outstanding	0		74,479
Fair Value | $			$ 335
2017 Series C Warrants | MARIADB CORPORATION AB [Member]
Number of warrants issued		5,326,623
Purchase price per share | € / shares		€ 0.01
Warrants outstanding			326,429	5,326,623
Fair Value | $			$ 335	$ 4,546
2020 Series C Warrants
Number of warrants issued	786,234
Purchase price per share | $ / shares	$ 5.22
Warrants outstanding			652,126
Fair Value | $			$ 936
2020 Series C Warrants | MARIADB CORPORATION AB [Member]
Number of warrants issued		3,445,912
Purchase price per share | € / shares		€ 1.19
Warrants outstanding			2,858,143	3,445,912
Fair Value | $			$ 936	$ 692
Public Warrants
Number of warrants issued	8,850,458
Purchase price per share | $ / shares	$ 11.5
Warrants outstanding	8,850,458
Fair Value | $	$ 3,186
Private Warrants
Number of warrants issued	7,310,297
Purchase price per share | $ / shares	$ 11.5
Warrants outstanding	7,310,297
Fair Value | $	$ 2,632